Note 21 - Subsequent Events	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Subsequent Events [Text Block]
21.
Subsequent Events:

(a)
Declaration and Payment of Dividends (common stock):
On
July 2, 2018
,
the Company declared a dividend for the quarter ended
June 30, 2018,
of
$0.10
per share on its common stock, which is payable on
August 8, 2018
,
to stockholders of record as of
July 23, 2018
.

(b)
Declaration and Payment of Dividends (preferred stock Series B, Series C, Series D and Series E):
On
July 2, 2018
,
the Company declared a dividend of
$0.476563
per share on its Series B Preferred Stock, a dividend of
$0.531250
per share on its Series C Preferred Stock, a dividend of
$0.546875
per share on its Series D Preferred Stock and a dividend of
$0.554688
per share on its Series E Preferred Stock which were all paid on
July 16, 2018
to holders of record as of
July 13, 2018
.

(c)	New acquisitions: On July 12, 2018 and July 30, 2018 the Company accepted delivery of 2013 -built, 4,957 TEU containerships , Megalopolis and Marathopolis, respectively (Note 6 ).

(d)
New Loan Agreement:
On
July 17, 2018,
Tatum Shipping Co. and Singleton Shipping Co., wholly owned subsidiaries of the Company, entered into a loan agreement with a bank for an amount of up to
$48,000
to partly finance the acquisition cost of the vessels
Megalopolis
and
Marathopolis
(Notes
6
and
21
(c)).